UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 10-D

                               ASSET-BACKED ISSUER
             DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(D) OF
                       THE SECURITIES EXCHANGE ACT OF 1934

                    For the monthly distribution period from
                     October 1, 2006 to October 31, 2006

             Commission File Number of issuing entity: 333-133845-01

                         BMW VEHICLE OWNER TRUST 2006-A
           (Exact name of issuing entity as specified in its charter)

                Commission File Number of depositor: 333-133845

                              BMW FS SECURITIES LLC
              (Exact name of depositor as specified in its charter)

                         BMW FINANCIAL SERVICES NA, LLC
               (Exact name of sponsor as specified in its charter)

                                    DELAWARE
                (State or other jurisdiction of incorporation or
                      organization of the issuing entity)

                                   51-6579062
                      (I.R.S. Employer Identification No.)

    c/o BMW Financial Services NA, LLC                                  07677
         300 Chestnut Ridge Road                                      (Zip Code)
        Woodcliff Lake, NJ 07677
(Address of principal executive offices of the issuing entity)

                                  201-307-4000
                     (Telephone number, including area code)

                                       N/A
           (Former name, former address, if changed since last report)

Title of class  Section 12(b)  Section 12(g)  Section 15(d)    Name of exchange
                                                              (If Section 12(b))

  Class A-1        [_____]        [_____]           X
  Class A-2        [_____]        [_____]           X
  Class A-3        [_____]        [_____]           X
  Class A-4        [_____]        [_____]           X
   Class B         [_____]        [_____]           X


Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days.  Yes ...X...  No .......

PART I - DISTRIBUTION INFORMATION

ITEM 1.  DISTRIBUTION AND POOL PERFORMANCE INFORMATION.

The record date for distributions described in Exhibit 99.1 was November 25, 2006.

PART II - OTHER FORMATION

ITEM 2.  LEGAL PROCEEDINGS.

NONE

ITEM 3.  SALES OF SECURITIES AND USE OF PROCEEDS.

NONE

ITEM 4.  DEFAULTS UPON SENIOR SECURITIES.

NONE

ITEM 5.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

NONE

ITEM 6.  SIGNIFICANT OBLIGORS OF POOL ASSETS.

NONE

ITEM 7.  SIGNIFICANT ENHANCEMENT PROVIDER INFORMATION.

NONE

ITEM 8.  OTHER INFORMATION.

NONE

ITEM 9.  EXHIBITS.

                  (a) List the documents filed as a part of the report:

                           Monthly Servicer's Report dated November 25, 2006.

Date:

SIGNATURES*

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

Date:   November 25, 2006                  BMW VEHICLE OWNER TRUST 2006-A
                                          (Issuing entity)


Date:   November 25, 2006                  By: BMW Financial Services NA, LLC
                                           (Servicer)



                                          By: /s/ Kersten Zerbst
                                             -----------------------------------
                                             Kersten Zerbst
                                             Authorized Signatory






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